Note 17 Other Intangible Assets (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 1,883	€ 1,790
Computer software [member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	1,857	1,764
Intangible assets with indefinite useful life [domain]
Other intangible assets [Line Items]
Intangible assets other than goodwill	8	9
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 17	€ 17